Annual Fund Operating Expenses - DFA Global Core Plus Real Return Portfolio - Institutional Class	Apr. 13, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.24%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.30%

[1]	The Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]
Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.